FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
10.    FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
The following table presents information about the Company's financial instruments that have been measured at fair value as of December 31, 2014, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair values:

DECEMBER 31, 2014	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$129,319	$129,319	$129,319

DECEMBER 31, 2013	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$241,327	$241,327	$241,327

Due to the nature of cash, accounts payable and redeemable preferred shares, the fair value of these instruments approximated their carrying value.